Employee Benefit Plan, Summary of Accounting Policy - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy, Accounting Standard Update, and Change in Accounting Principle [Abstract]
EBP, Summary of Accounting Policy	Summary of Accounting Policies
Basis of Presentation

The financial statements of the Plan are prepared on the accrual basis and are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Valuation of Investments

The Plan’s investments are reported at fair value. Refer to Note 9 - Fair Values. Purchases and sales of securities are recorded on a trade-date basis.

Investment Income (Loss)

Dividends are recorded as of their ex-dividend date. Interest income is recorded on an accrual basis when earned. Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold as well as held during the year.
Administrative Expenses

All administrative expenses charged to the Plan are borne by Park, except for overnight mailing fees for distribution checks, which are deducted directly from the participant's distribution. Park also provides other accounting and administrative services to the Plan. Investment management fees and operating expenses charged to the Plan for investments in mutual funds are deducted from income earned on a daily basis and are not separately reflected. Consequently, management fees and operating expenses are reflected as a reduction of the investment return for such investments.

Payment of Benefits

Benefits are recorded when paid.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Concentration of Credit Risk
At December 31, 2025 and 2024, approximately 52% and 58%, respectively, of the Plan’s assets were invested in Park National Corporation Common Stock.
EBP, Accounting Policy [Line Items]
EBP, Summary of Accounting Policy	Summary of Accounting Policies
Basis of Presentation

The financial statements of the Plan are prepared on the accrual basis and are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Valuation of Investments

The Plan’s investments are reported at fair value. Refer to Note 9 - Fair Values. Purchases and sales of securities are recorded on a trade-date basis.

Investment Income (Loss)

Dividends are recorded as of their ex-dividend date. Interest income is recorded on an accrual basis when earned. Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold as well as held during the year.
Administrative Expenses

All administrative expenses charged to the Plan are borne by Park, except for overnight mailing fees for distribution checks, which are deducted directly from the participant's distribution. Park also provides other accounting and administrative services to the Plan. Investment management fees and operating expenses charged to the Plan for investments in mutual funds are deducted from income earned on a daily basis and are not separately reflected. Consequently, management fees and operating expenses are reflected as a reduction of the investment return for such investments.

Payment of Benefits

Benefits are recorded when paid.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Concentration of Credit Risk
At December 31, 2025 and 2024, approximately 52% and 58%, respectively, of the Plan’s assets were invested in Park National Corporation Common Stock.